SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Credit Loss [Abstract]
Accounts receivable	$ 659,877	$ 9,507,102
Less: allowance for doubtful account	(122,988)	(101,947)
Accounts receivable, net	$ 536,889	$ 9,405,155